February 13, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Capital Portfolios, Inc. (the "Registrant")
1933 Act File No. 033-64872, Post-Effective Amendment No. 83
1940 Act File No. 811-07820, Amendment No. 83 (collectively, the "Amendment")

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registrant's Registration Statement on Form N-1A.

The principal purposes of this Amendment are to (i) add three new classes, Y Class, T Class and R5 Class (collectively, the "New Classes") to the Value Fund (the "Fund"), a series of the Registrant, (ii) add disclosure regarding sales load variations in an appendix to the Fund's prospectus (the "Appendix"), (iii) update the financial statements of the Registrant, and (iv) make certain non-material changes deemed appropriate by the Registrant.

Please note that the only material changes to the Fund's current disclosure relate to the addition of the New Classes1 and the sales load variations. Accordingly, we request that the Staff focus its attention on disclosure of the New Classes' fees, performance and distribution arrangements, as well as the Appendix.

In addition, as discussed with Ms. Karen Rossotto on February 9, 2017, the Registrant intends to request an order accelerating the effective date of this Amendment to April 10, 2017, at 8:30 a.m. Central time.

Finally, American Century also intends to add new Y Class, T Class and R5 Class shares to several other previously registered funds in our complex. Because the disclosure related to the New Classes will be substantially identical across multiple funds, we will be filing separate correspondence requesting "Template Filing Relief" to add the New Classes to certain other funds in the American Century family of funds pursuant to Rule 485(b)(1)(vii), as outlined in Investment Management Guidance Update No. 2016-06 (Dec. 2016). Similarly, we also will request Template Filing Relief to add the Appendix to the prospectuses of certain other funds in our complex pursuant to Rule 485(b)(1)(vii).

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Sincerely,

/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Assistant Secretary

1 To assist in the Staff's review of the Amendment, we also note that the Fund's existing Institutional Class will be redesignated as the I Class on April 10, 2017.

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com